Income Taxes - Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	May 31, 2025	May 31, 2024	May 31, 2023
Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss	$ 97,626	$ 100,897
Credits	2,063	2,063
ASC 718 expense on non-qualified stock options	2,724	2,665
Accrued expenses	272	411
Lease liability	30	59
Inventory charges	6,173	6,173
Inventory write-off	1,953	1,953
Contingent liability	9,150	9,202
Issued warrants	2,901	3,000
Section 174 R&D costs	3,179	2,056
Amortization	155	207
Fixed assets	4	5
Other	0	0
Total gross deferred tax asset	126,230	128,691
Less valuation allowance	(126,203)	(128,636)	$ (128,579)
Total deferred tax assets	27	55
Right-of-use asset	(27)	(55)
Total deferred tax liabilities	(27)	(55)
Net deferred tax asset (liability)	$ 0	$ 0